Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Interest and fees on loans	$ 112,793	$ 129,391	$ 131,811
Interest on taxable investment securities	10,507	11,993	14,627
Interest on non-taxable investment securities	2,487	3,344	3,729
Dividends on restricted equity investments	893	875	832
Total interest income	126,680	145,603	150,999
INTEREST EXPENSE
Interest on deposits	18,737	28,780	44,357
Interest on funds borrowed	1,418	1,744	2,061
Interest on junior subordinated debentures	2,997	4,117	4,424
Total interest expense	23,152	34,641	50,842
Net interest income	103,528	110,962	100,157
PROVISION FOR LOAN LOSSES	74,266	101,518	46,666
Net interest income after provision for loan losses	29,262	9,444	53,491
NON-INTEREST INCOME
Service charges on deposit accounts	11,219	11,936	12,771
Gain on sale of loans	3,247	3,560	2,352
Net gain on sale of investment securities	1,688	4,751
Gain on derivative instruments			262
Investment products income	2,913	2,831	2,669
BOLI income	2,964	2,074	2,249
Net impairment losses on investment securities:
Total impairment	(250)	(4,944)	(9,379)
Portion of loss recognized in other comprehensive income (before taxes)		3,615	2,264
Net impairment losses recognized in operations	(250)	(1,329)	(7,115)
Derivative credit adjustment	(12,538)	(12,214)	(53)
Other	4,225	3,903	3,935
Total non-interest income	13,468	15,512	17,070
NON-INTEREST EXPENSE
Salaries and employee benefits	52,501	55,219	51,773
Occupancy expense	13,373	12,508	11,517
Equipment expense	7,342	6,783	6,574
Data processing expense	4,352	4,359	4,063
Amortization of intangible assets	3,685	3,685	4,453
Goodwill impairment		89,706
Insurance expense	6,186	7,696	7,804
Professional fees	3,271	2,724	2,193
Advertising expense	2,946	2,335	2,453
Problem loan expense	8,342	5,162	1,958
Real estate owned expense, net	1,186	801	1,155
Office supplies expense	1,307	1,501	1,702
Other	5,734	8,573	8,422
Total non-interest expense	110,225	201,052	104,067
LOSS BEFORE INCOME TAXES	(67,495)	(176,096)	(33,506)
INCOME TAX EXPENSE (BENEFIT)	10	9,322	(16,375)
NET LOSS	(67,505)	(185,418)	(17,131)
Preferred stock dividends and discount accretion			5,351
NET LOSS AVAILABLE TO COMMON SHAREHOLDERS	$ (67,505)	$ (185,418)	$ (22,482)
Basic loss per common share	$ (0.88)	$ (6.56)	$ (0.97)
Diluted loss per common share	$ (0.88)	$ (6.56)	$ (0.97)
Weighted average common shares - basic	76,653,990	28,258,953	23,134,424
Weighted average common shares - diluted	76,653,990	28,258,953	23,134,424